Summary of Significant Accounting Policies	12 Months Ended
Jun. 30, 2025
Summary of Significant Accounting Policies [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

2 — SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation

The accompanying consolidated financial statements of the Company have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and pursuant to the rules and regulations of the Securities and Exchange Commission (“SEC”).

Principles of Consolidation

The consolidated financial statements include the accounts of the Company and its wholly and majority owned subsidiaries. All transactions and balances among the Company and its subsidiaries have been eliminated upon consolidation. All intercompany transactions and balances have been eliminated upon consolidation.

Liquidity Condition and Going Concern

As of June 30, 2025, the Company reported working capital of RMB 0.4 million (US$51,600). However, the Company had accumulated deficits of RMB 193.9 million (US$27.1 million) as of June 30, 2025. For the years ended June 30, 2023 and 2025, the Company reported net loss of RMB 43.1 million and RMB 62.0 million (US$8.7 million). For the years ended June 30, 2023, 2024 and 2025, the Company had operating cash outflows of RMB 1.1 million, RMB 3.8 million and RMB 20.7 million (US$2.9 million), respectively. These conditions raised substantial doubt about the Company’s ability to continue as going concern.

Furthermore, the Company has entered into multiple financing arrangements involving convertible notes and warrants that contain variable conversion and settlement features. Certain of these arrangements include variable conversion price mechanisms, anti-dilution protections, and repayment obligations that may exceed the stated principal amounts. As of June 30, 2025, certain of these financing arrangements remained outstanding and subject to future settlement. In addition, subsequent to June 30, 2025, the Company completed additional drawdowns under its existing financing arrangements.

These features and subsequent financing activities could adversely affect the Company’s liquidity and cash flows, particularly in circumstances where the Company is required to make cash payments in connection with settlements, redemptions, or default-related remedies. The potential issuance of a significant number of shares upon conversion or exercise may also limit the Company’s ability to raise additional capital on favorable terms, which could further constrain liquidity.

Accordingly, the Company’s ability to continue as a going concern is dependent, in part, on its ability to manage these financing arrangements, including outstanding and unsettled obligations, generate sufficient operating cash flows, and obtain additional financing as needed. Management’s plans include improving operating performance and maintaining access to external sources of financing to support the Company’s ongoing operations.

As of June 30, 2025, the Company had cash of RMB 10.3 million (US$1.4 million), accounts receivable of RMB 114.1 million (US$15.9 million). The Company expects to collect outstanding accounts receivable in the next twelve months. On the other hand, the Company had current liabilities of RMB 144.1 million (US$20.1 million). As of the date of issuance of the consolidated financial statements, the Company has renewed its revolving credit facility agreement with one bank pursuant to which the Company could draw down RMB 30 million for a period through October 2026. The Company could enter loan contracts under the credit facility and the Company expected it could further renew the revolving credit facility agreement upon its maturity in November 2026. Besides, Mr. Ma, the founder and Chief Executive Officer of the Company, pledged his own property with carrying value of approximately RMB 120 million for the revolving credit facility (see Note 8). Mr. Ma provided a financial support letter to the Company, pursuant to which the property is available for sale for future operating fund shortage after repayment of borrowings.

There can be no assurance that the Company future cashflows from operating activities or financing activities including borrowings and equity financing will be sufficient to support its ongoing operations, or that any additional financing will be available in a timely manner or on acceptable terms, if at all. If the Company is unable to raise sufficient financing or events or circumstances occur such that the Company does not meet its strategic plans, the Company will be required to reduce certain discretionary spending, alter or scale back its digital insurance brokerage services, or be unable to fund capital expenditures, which would have a material adverse effect on the Company’s financial position, results of operations, cash flows, and ability to achieve its intended business objectives. Given the Company’s existing cash balances and projected cash generated by, and used in, operating activities, the Company believes that it will have sufficient liquidity to fund its operating activities, and react as necessary to market changes, which may include working capital needs for at least twelve months from June 30, 2025, the Company has concluded that there is substantial doubt about its ability to continue as a going concern for a period of one year from the date that these consolidated financial statements are issued.

The accompanying consolidated financial statements do not include any adjustments that might result from the outcome of this uncertainty. Accordingly, the consolidated financial statements have been prepared on a basis that assumes the Company will continue as a going concern and which contemplates the realization of assets and satisfaction of liabilities and commitments in the ordinary course of business.

Use of Estimates

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosures of contingent assets and liabilities on the date of the consolidated financial statements, and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. On an ongoing basis, management reviews these estimates and assumptions using the currently available information. Changes in facts and circumstances may cause the Company to revise its estimates. The Company bases its estimates on past experience and on various other assumptions that are believed to be reasonable, the results of which form the basis for making judgments about the carrying values of assets and liabilities. Estimates are used when accounting for items and matters including, but not limited to, determinations of the useful lives and valuation of long-lived assets, estimates of allowances for doubtful accounts, valuation of deferred tax assets, valuation of fair value of convertible notes, valuation of fair value of derivative liabilities and warrant liabilities and other provisions and contingencies.

Fair Value of Financial Instruments

The Company’s financial instruments are accounted for at fair value on a recurring basis. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three levels of the fair value hierarchy are described below:

Level 1 —	inputs to the valuation methodology are quoted prices (unadjusted) for identical assets or liabilities in active markets.

Level 2 —	inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets, and inputs that are observable for the assets or liability, either directly or indirectly, for substantially the full term of the financial instruments.

Level 3 —	inputs to the valuation methodology are unobservable and significant to the fair value.

Financial instruments of the Company primarily comprised current assets and current liabilities including cash and cash equivalents, restricted cash, accounts receivable, short-term borrowings, accounts payable, insurance premium payables, other payables, and due to related parties. The Company’s financial instruments approximate their fair values because of the short-term nature of these instruments. Warrants and derivative liabilities were measured at fair value using unobservable inputs and categorized in Level 3 of the fair value hierarchy (Note 11 and 12). Convertible notes were measured at amortized cost using unobservable inputs and categorized in Level 3 of the fair value hierarchy (Note 11).

Convenience Translation

Translations of balances in the Group’s consolidated balance sheets, consolidated statements of comprehensive income (loss) and consolidated statements of cash flows from RMB into US$ as of and for year ended June 30, 2025 are solely for the convenience of the readers and were calculated at the rate of US$1.00=RMB 7.1636, representing the noon buying rate set forth in the H.10 statistical release of the U.S. Federal Reserve Board on June 30, 2025. No representation is made that the RMB amounts could have been, or could be, converted, realized or settled into US$ at that rate on June 30, 2025 or at any other rate.

Cash and Cash Equivalents

Cash and cash equivalents consist of cash on hand, bank deposits, as well as highly liquid investments with original maturities less than three months, which are unrestricted as to withdrawal or use.

Restricted Cash

In its capacity as an insurance broker, Sunshine Insurance Brokers collects “premiums” (unremitted insurance premiums) from certain insureds and remits the “premiums” to the appropriate insurance companies. Unremitted insurance premiums are held in custody until disbursed by Sunshine Insurance Brokers. The Company reports such amounts as current restricted cash in the consolidated balance sheets.

Restricted cash, noncurrent represented guarantee deposits are required by China Banking and Insurance Regulatory Commission (“CBIRC”) in order to protect insurance premium appropriation by insurance broker.

Accounts Receivable, Net

Accounts receivable are recorded at the gross amount less an allowance for any uncollectible accounts and do not bear interest. Accounts receivable represented brokerage fees receivable from insurer carriers.

On July 1, 2023, the Company adopted Accounting Standards Update (“ASU”) No. 2016-13, Financial Instruments-Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments (“ASU 2016-13”), using the modified retrospective transition method. ASU 2016-13 replaces the existing incurred loss impairment model with an expected loss methodology, which will result in more timely recognition of credit losses. Upon adoption, the Company changed the impairment model to utilize a forward-looking current expected credit losses (CECL) model in place of the incurred loss methodology for financial instruments measured at amortized cost and receivables resulting from the application of ASC 606, including contract assets. The adoption of the guidance resulted in an increase of RMB 8,821,129 in the allowance for credit losses for accounts receivable on July 1, 2023.

The Company uses the roll-rate method to measure the expected credit losses of accounts receivable. The Company assesses collectability by reviewing accounts receivable on aging schedules. In determining the amount of the allowance for credit losses, the Company considers historical collectability based on past due status, the age of the balances, current economic conditions, reasonable and supportable forecasts of future economic conditions, and other factors that may affect the Company’s ability to collect from customers. Delinquent account balances are written-off against the allowance for expected credit loss after management has determined that the likelihood of collection is not probable. The estimated credit losses charged to the allowance is classified as “general and administrative expenses” in the consolidated statements of operations and comprehensive income (loss). For the years ended June 30, 2024 and 2025, the Company provided expected credit losses of RMB 4,031,265 and RMB 12,345,318 against accounts receivable, respectively.

Long-term Investment

As of June 30, 2025, long-term investments represent the Company’s investment in 2.6316% equity interest in one limited partnership over which the Company neither has control nor significant influence through investments in ordinary shares.

Equity investments not accounted for using the equity method are carried at fair value with unrealized gains and losses recorded in the consolidated statements of operations, according to ASC 321, Investments - Equity Securities. The Company elected to record the equity investments in privately held companies using the measurement alternative at cost, less impairment, with subsequent adjustments for observable price changes resulting from orderly transactions for identical or similar investments of the same issuer.

Equity investments in privately held companies accounted for using the measurement alternative are subject to periodic impairment reviews. The Company’s impairment analysis considers both qualitative and quantitative factors that may have a significant effect on the fair value of these equity securities, including consideration of the impact of the COVID-19 pandemic. In computing realized gains and losses on equity securities, the Company calculates cost based on amounts paid using the average cost method. Dividend income is recognized when the right to receive the payment is established. As of June 30, 2025, the Company did not provide impairment against long-term investment.

Property and Equipment, Net

Property and equipment primarily consist of office equipment and leasehold improvements, which are stated at cost less accumulated depreciation less any provision required for impairment in value. Depreciation is computed using the straight-line method with residual value rate of 5% based on the estimated useful lives of three years.

Costs of repairs and maintenance are expensed as incurred and asset improvements are capitalized. The cost and related accumulated depreciation of assets disposed of or retired are removed from the accounts, and any resulting gain or loss is reflected in the consolidated statement of income.

Intangible Assets, Net

The Company capitalizes certain software development costs related to the management general underwriter services during the application development stage. The costs related to preliminary project activities and post-implementation activities are expensed as incurred. Capitalized software development costs are depreciated on a straight-line basis over the estimated useful life of 5 years.

Impairment of Long-lived Assets

The Company reviews long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to the future undiscounted cash flows expected to be generated by the asset. If such assets are considered to be impaired, the impairment recognized is measured by the amount by which the carrying amount of the assets exceeds the fair value of the assets. No impairment of long-lived assets was recognized for the fiscal years ended June 30, 2023, 2024 and 2025.

Operating Leases

Zhibao China Group leases its offices, which are classified as operating leases in accordance with Topic 842. Operating leases are required to record in the balance sheet as right-of-use assets and lease liabilities, initially measured at the present value of the lease payments. The Company has elected the package of practical expedients, which allows the Company not to reassess (1) whether any expired or existing contracts as of the adoption date are or contain a lease, (2) lease classification for any expired or existing leases as of the adoption date, and (3) initial direct costs for any expired or existing leases as of the adoption date. The Company elected the short-term lease exemption as the lease terms are 12 months or less.

At the commencement date, the Company recognizes the lease liability at the present value of the lease payments not yet paid, discounted using the interest rate implicit in the lease or, if that rate cannot be readily determined, the Company’s incremental borrowing rate for the same term as the underlying lease.

The right-of-use asset is recognized initially at cost, which primarily comprises the initial amount of the lease liability, plus any initial direct costs incurred, consisting mainly of brokerage commissions, less any lease incentives received. All right-of-use assets are reviewed for impairment. There was no impairment for right-of-use lease assets as of June 30, 2024 and 2025.

Insurance Premium Payables

Insurance premium payables are insurance premiums collected on behalf of insurer carriers but not yet remitted as of the balance sheet dates.

Revenue Recognition

In accordance with ASC 606, revenue is recognized when the control of the promised goods or services is transferred to the customers, and the performance obligations under the contract have been satisfied, in an amount that reflects the consideration expected to be entitled to in exchange for those goods or services (excluding sales taxes collected on behalf of government authorities).

The Company determines revenue recognition through the following steps: (1) identify the contract(s) with a customer, (2) identify the performance obligations in the contract, (3) determine the transaction price, (4) allocate the transaction price to the performance obligations in the contract, and (5) recognize revenue when (or as) the entity satisfies a performance obligation.

The Company primarily generated revenues from contracts with customers:

Insurance brokerage services

The Company offers digital insurance brokerage services to end customers/the insured for placing insurance policies, and the Company earns insurance brokerage fees from insurance carriers upon completing insurance brokerage services. The commission fees are calculated on a predetermined percentage of insurance premium of each insurance policy. The insurance brokerage services are considered as a single performance obligation, as the insurer carriers cannot benefit until the Company sells an insurance policy. Commission fees are recognized when the Company completes the insurance brokerage services, at which point the Company successfully places an insurance policy for the end customers/the insured.

The Company recognizes insurance brokerage fees net of return allowances. End customers/the insured are generally entitled to return insurance policies at any time under no conditions. Significant judgement is required to estimate return allowances. The Company reasonably estimates the possibility of return based on the historical experience, changes in judgments on these assumptions and estimates could materially impact the amount of net revenues recognized. During the fiscal years ended June 30, 2023, 2024 and 2025, the Company did not record return allowance because the Company historically incurred minimal returns from end customers/the insured and the Company did not expect a significant reversal in the amount of cumulative revenue.

Management general underwriter (“MGU”) services

On behalf of the insurance carriers, the Company offers MGU services to end customers/the insured who pay insurance premiums to insurance carriers. The insurance carriers authorize the Company to assist them in certain underwriting, claims and risk control services. The Company earns MGU service fees from insurance carriers. MGU service fees are calculated on a predetermined percentage of insurance premium of each insurance policy.

The Company identifies two performance obligations in the MGU services which are comprised of i) underwriting services, the revenue of which are recognized at a point when the Company completes the underwriting services, and ii) claims and risk control services, the revenue of which are recognized ratably over the terms of insurance policies, generally one year. The Company used cost plus expected margin method to estimate and allocate the transaction prices between both performance obligations.

Contract balances

The Company classifies its right to consideration in exchange for services transferred to a customer as either a receivable or a contract asset. A receivable is a right to consideration that is unconditional as compared to a contract asset which is a right to consideration that is conditional upon factors other than the passage of time. The Company recognizes accounts receivable in its consolidated balance sheets when it performs a service in advance of receiving consideration and it has the unconditional right to receive consideration. A contract asset is recorded when the Company has transferred services to the customer before payment is received or is due, and the Company’s right to consideration is conditional on future performance or other factors in the contract. As of June 30, 2024 and 2025, the Company did not record contract assets.

The Company capitalizes incremental costs incurred to fulfill contracts that (i) relate directly to the contract, (ii) are expected to generate resources that will be used to satisfy the performance obligation under the contract, and (iii) are expected to be recovered through revenue generated under the contract. Provisions for estimated losses, if any, on uncompleted contracts are recorded in the period in which such losses become probable based on the current contract estimates. As of June 30, 2024 and 2025, the Company had no deferred contract costs.

Contract liabilities are recognized if the Company receives consideration prior to satisfying the performance obligations, which include customer advances and deferred revenue under service arrangements. As of June 30, 2024 and 2025, the Company had no contract liabilities.

Practical expedients

Payment terms and conditions vary by contract type; however, the Company’s terms generally include a requirement of payment within a period between 30 to 60 days after reconciliation of insurance premiums with insurer companies if not paid in advance. The Company has elected the practical expedient to not assess whether a significant financing component exists if the period between when we transfer a promised good or service to a customer and when the customer pays for that good or service is one year or less.

Additionally, the Company has applied the following practical expedients: 1) not to disclose the transaction price allocated to unsatisfied or partially unsatisfied performance obligations that are part of a contract that has an original expected duration of one year or less, and 2) to not capitalize incremental costs of obtaining a contract if the amortization would be less than 12 months.

Disaggregation of revenue

For the fiscal years ended June 30, 2023, 2024 and 2025, substantially all of the Company’s revenue was generated in the PRC. The Company disaggregate revenue into two revenue streams as the following table:

	For the Years Ended June 30,
	2023	2024	2025
	RMB	RMB	RMB
Insurance brokerage service fees	119,765,046	174,056,644	273,799,682
MGU service fees	22,814,079	10,198,113	3,463,519
Less: business taxes and surcharges	(476,291)	(585,431)	(327,171)
Total revenues	142,102,834	183,669,326	276,936,030

The Company disaggregates revenue by transferal of services as the following table:

	For the Years Ended June 30,
	2023	2024	2025
	RMB	RMB	RMB
Services transferred over time	2,208,203	2,226,771	603,819
Services transferred at a point in time	140,370,922	182,027,986	276,659,382
Less: business taxes and surcharges	(476,291)	(585,431)	(327,171)
Total revenues	142,102,834	183,669,326	276,936,030

Cost of Revenues

Cost of revenue consists primarily of insurance policy acquisition costs, which are service fees paid to various channels for successful sales of insurance policies, promotion costs and labor cost. These costs are charged to the consolidated statements of operations and comprehensive (loss) income as incurred.

Selling and Marketing Expenses

Selling and marketing expenses consist primarily of payroll and related expenses for employees involved in selling and marketing activities, rental, brokerage service related promotion and consulting service fee and other expenses.

General and Administrative Expenses

General and administrative expenses primarily consist of employee related expenses for administrative functions, costs associated with these functions including facilities and equipment depreciation expenses, share base compensation expenses, rental and other general corporate related expenses.

Research and Development Expenses

Research and development expenses primarily consist of employee related expenses for research and development functions, and outsourced research service expenses.

Value Added Taxes

The Company’s PRC subsidiaries are subject to value-added taxes (“VAT”) at a rate of 6% on their services a, less any deductible VAT the Company’s PRC subsidiaries have already paid or borne. They are also subject to surcharges on VAT payments in accordance with PRC law.

Income Taxes

The Company accounts for income taxes in accordance with the U.S. GAAP for income taxes. Under the asset and liability method as required by this accounting standard, the recognition of deferred income tax liabilities and assets for the expected future tax consequences of temporary differences between the income tax basis and financial reporting basis of assets and liabilities. Provision for income taxes consists of taxes currently due plus deferred taxes.

The charge for taxation is based on the results for the year as adjusted for items which are non-assessable or disallowed. It is calculated using tax rates that have been enacted or substantively enacted by the balance sheet date.

Deferred tax is accounted for using the balance sheet liability method in respect of temporary differences arising from differences between the carrying amount of assets and liabilities in the consolidated financial statements and the corresponding tax basis. Deferred tax assets are recognized to the extent that it is more likely than not these items will be utilized against taxable income in the future. Deferred tax is calculated using tax rates that are expected to apply to the period when the asset is realized, or the liability is settled. Deferred tax is charged or credited in the income statement, except when it is related to items credited or charged directly to equity. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized. Current income taxes are provided in accordance with the laws of the relevant taxing authorities.

An uncertain tax position is recognized as a benefit only if it is “more likely than not” that the tax position would be sustained in a tax examination, with a tax examination being presumed to occur. The amount recognized is the largest amount of tax benefit that is greater than 50% likely to be realized on examination. Penalties and interest incurred related to underpayment of income tax are classified as income tax expense in the period incurred. According to PRC Tax Administration and Collection Law, the statute of limitations is three years if the underpayment of taxes is due to computational errors made by the taxpayer or withholding agent. The statute of limitations will be extended to five years under special circumstances, which are not clearly defined (but an underpayment of tax liability exceeding RMB0.1 million is specifically listed as a special circumstance). In the case of a related party transaction, the statute of limitations is ten years. There is no statute of limitations in the case of tax evasion.

Warrant Liabilities

The Company accounts for warrants as either equity-classified or liability-classified instruments based on an assessment of the warrant’s specific terms and applicable authoritative guidance in Financial Accounting Standards Board (“FASB”) ASC 480, Distinguishing Liabilities from Equity (“ASC 480”) and ASC 815, Derivatives and Hedging (“ASC 815”). The assessment considers whether the warrants are freestanding financial instruments pursuant to ASC 480, meet the definition of a liability pursuant to ASC 480, and whether the warrants meet all of the requirements for equity classification under ASC 815, including whether the warrants are indexed to the Company’s own ordinary shares and whether the warrant holders could potentially require “net cash settlement” in a circumstance outside of the Company’s control, among other conditions for equity classification. This assessment, which requires the use of professional judgment, is conducted at the time of warrant issuance and as of each subsequent quarterly period end date while the warrants are outstanding.

For issued or modified warrants that meet all of the criteria for equity classification, the warrants are required to be recorded as a component of equity at the time of issuance.

Share-based Compensation

The Company grants share options, restricted shares and ordinary shares to its management, employees and third-party service providers.

For share-based awards granted to management and employees, the Company measures the cost of share options and restricted shares based on the grant-date fair value of the awards and recognizes compensation cost over the vesting period, which is generally the requisite service period as specified in the applicable award agreements. When no future services are required to be performed in exchange for an award of equity instruments, the cost of the award is expensed on the grant date. The Company elects to recognize forfeitures when they occur.

For share-based awards granted to third-party service providers, the Company measures the cost of equity instruments issued in exchange for services at the fair value of the equity instruments on the date the services are completed or the equity instruments are issued, whichever is earlier, and recognizes the expense when the related services are rendered.

The Company utilizes the binomial option pricing model to determine the fair value of share options and utilizes the discounted cash flow method or quoted market prices, when available, to determine the fair value of restricted shares or ordinary shares at the relevant measurement date.

Government Grants

Government grants include cash subsidies as well as other subsidies receivable from various government agencies by the subsidiaries of the Company. Government grants are recognized as other income when all conditions attached to the grants are fulfilled and collection is reasonably assured, and recorded in the consolidated statements of operations and comprehensive (loss) income. For the year ended June 30, 2025, the government did not approve the application of government grants of RMB 1,800,000. As of June 30, 2024, the Company had recorded government grants receivable of RMB 1,800,000, as management believed, based on the information available as of that date, that all substantive conditions attached to the grants had been satisfied and that approval and collection of the grants were reasonably assured. However, during the year ended June 30, 2025, the applications for such government grants were not approved by the relevant government authority, and the Company reversed the related government grants receivable and adjusted other income accordingly.

(Loss) Earnings per Share

In accordance with ASC 260, Earnings Per Share, basic net (loss) earnings per share is computed by dividing net (loss) income attributable to ordinary shareholders by the weighted average number of ordinary shares outstanding during the year using the two-class method. Under the two-class method, net (loss) income is allocated between ordinary shares and other participating securities based on dividends declared (or accumulated) and participating rights in undistributed earnings as if all the earnings for the reporting period had been distributed.

Diluted net (loss) earnings per share is calculated by dividing net (loss) income attributable to ordinary shareholders by the weighted average number of ordinary and dilutive ordinary equivalent shares outstanding during the period. Ordinary share equivalents are excluded from the computation in (loss) income periods should their effects be anti-dilutive.

Commitments and Contingencies

Certain conditions may exist as of the date the consolidated financial statements are issued, which may result in a loss to the Company but which will only be resolved when one or more future events occur or fail to occur. The Company’s management and its legal counsel assess such contingent liabilities, and such assessment inherently involves an exercise of judgment. In assessing loss contingencies related to legal proceedings that are pending against the Company or unasserted claims that may result in such proceedings, the Company’s legal counsel evaluates the perceived merits of any legal proceedings or unasserted claims as well as the perceived merits of the amount of relief sought or expected to be sought therein.

If the assessment of a contingency indicates that it is probable that a material loss has been incurred and the amount of the liability can be estimated, then the estimated liability would be accrued in the Company’s consolidated financial statements. If the assessment indicates that a potentially material loss contingency is not probable, but is reasonably possible, or is probable but cannot be estimated, then the nature of the contingent liability, together with an estimate of the range of possible loss if determinable and material, would be disclosed. Loss contingencies considered remote are generally not disclosed unless they involve guarantees, in which case the nature of the guarantee would be disclosed.

Segment Reporting

ASC 280, Segment Reporting, establishes standards for companies to report in their financial statements information about operating segments, products, services, geographic areas, and major customers. Operating segments are defined as components of an enterprise engaging in businesses activities for which separate financial information is available that is regularly evaluated by the Company’s chief operating decision makers in deciding how to allocate resources and assess performance. The Company’s chief operating decision maker (“CODM”) has been identified as the Chief Executive Officer, who reviews consolidated results including revenue, gross profit and operating profit at a consolidated level only. The Company does not distinguish between markets for the purpose of making decisions about resources allocation and performance assessment. Therefore, the Company has only one operating segment and one reportable segment.

Operating segments are defined as components of an enterprise about which separate financial information is available that is evaluated regularly by the chief operating decision maker (“CODM”), or decision making group, in deciding how to allocate resources and in assessing performance. The Company’s CODM is the Chief Executive Officer.

The Company’s CODM relies upon the consolidated results of operations as a whole when making decisions about allocating resources and assessing the performance of the Company. As a result of the assessment made by CODM, the Company has only one principal reportable segment as defined by ASC 280. The Company has concluded that consolidated net (loss) income is the measure of segment profitability. The CODM assesses performance for the Company, monitors budget versus actual results, and determines how to allocate resources based on consolidated net (loss) income as reported in the consolidated statements of operations.

	For the Year Ended June 30,
	2023	2024	2025	2025
	RMB	RMB	RMB	USD (Note 2)
Revenues	142,102,834	183,669,326	276,936,030	38,658,779
Cost of revenues	(83,485,203)	(108,908,547)	(163,366,825)	(22,805,129)
Other operating expenses	(103,170,372)	(64,653,628)	(167,107,209)	(23,327,267)
Other income (expenses), net	1,995,421	8,655,375	(11,092,304)	(1,548,426)
Income tax (expenses) benefits	(541,460)	(5,510,773)	2,610,709	364,441
Net (loss) income	(43,098,780)	13,251,753	(62,019,599)	(8,657,602)

The Company does not distinguish between markets or segments for the purpose of internal reporting. The Company’s long-lived assets are all located in the PRC and substantially all of the Company’s revenues are derived from the PRC. Therefore, no geographical segments are presented.

Concentration and Credit Risk

1)	Credit risk

Assets that potentially subject the Company to significant concentration of credit risk primarily consist of cash and cash equivalents. The maximum exposure of such assets to credit risk is their carrying amount as at the balance sheet dates. As of June 30, 2024 and 2025, RMB 2,401,495 and RMB 6,119,295 (US$ 854,221) were deposited in financial institutions in the PRC, and each bank accounts is insured by the government authority with the maximum limit of RMB 500,000. To limit exposure to credit risk relating to deposits, the Company primarily place cash and cash equivalent deposits with large financial institutions in China which management believes are of high credit quality and the Company also continually monitors their credit worthiness.

The risk with respect to accounts receivable and amounts due from related parties is mitigated by credit evaluations the Company performs on its customers and its ongoing monitoring processes of outstanding balances. The Company’s operations are carried out in China. Accordingly, the Company’s business, financial condition and results of operations may be influenced by the political, economic and legal environments in the PRC as well as by the general state of the PRC’s economy. In addition, the Company’s business may be influenced by changes in governmental policies with respect to laws and regulations, anti-inflationary measures, currency conversion and remittance abroad, rates and methods of taxation among other factors.

2)	Foreign currency risk

Substantially all of the Company’s operating activities that were conducted through the subsidiaries in China and related assets and liabilities are denominated in RMB, which is not freely convertible into foreign currencies. All foreign exchange transactions take place either through the Peoples’ Bank of China (“PBOC”) or other authorized financial institutions at exchange rates quoted by PBOC. Approval of foreign currency payments by the PBOC or other regulatory institutions requires submitting a payment application form together with suppliers’ invoices and signed contracts. The value of RMB is subject to changes in central government policies and to international economic and political developments affecting supply and demand in the China Foreign Exchange Trading System market.

3)	Concentration risks

Accounts receivable are typically unsecured and derived from goods sold and services rendered to customers that are located primarily in China, thereby exposed to credit risk. The risk is mitigated by the Company’s assessment of customers’ creditworthiness and its ongoing monitoring of outstanding balances. The Company has a concentration of its receivables and revenues with specific customers. As of June 30, 2024, three customers accounted for 18%, 15% and 10% of accounts receivable, respectively. As of June 30, 2025, one customer accounted for 11% of accounts receivable.

For the fiscal year ended June 30, 2023, one customer accounted for 12% of revenues. For the fiscal year ended June 30, 2024, two customer accounted for 14% and 13% of revenues, respectively. For the fiscal year ended June 30, 2025, two customers accounted for 22% and 14% of revenues.

As of June 30, 2024, one vendor accounted for 26% of accounts payable. As of June 30, 2025, one vendor accounted for 13% of accounts payable.

For the fiscal year ended June 30, 2023, three vendors accounted for 25%, 13% and 11% of cost of revenues, respectively. For the fiscal year ended June 30, 2024, one vendor accounted for 11% of cost of revenues. For the fiscal year ended June 30, 2025, one vendor accounted for 22% of cost of revenues.

4)	Other risks

The Company’s business, financial condition and results of operations may also be negatively impacted by risks related to natural disasters, extreme weather conditions, health epidemics and other catastrophic incidents, such as the COVID-19 outbreak and spread, which could significantly disrupt the Company’s operations.

Recently adopted accounting standards

In November 2023, the FASB issued ASU 2023-07, Segment Reporting (Topic ASC 280) Improvements to Reportable Segment Disclosures (“ASU 2023-07”). The ASU improves reportable segment disclosure requirements, primarily through enhanced disclosure about significant segment expenses. The enhancements under this update require disclosure of significant segment expenses that are regularly provided to the CODM and included within each reported measure of segment profit or loss, require disclosure of other segment items by reportable segment and a description of the composition of other segment items, require annual disclosures under ASC 280 to be provided in interim periods, clarify use of more than one measure of segment profit or loss by the CODM, require that the title of the CODM be disclosed with an explanation of how the CODM uses the reported measures of segment profit or loss to make decisions, and require that entities with a single reportable segment provide all disclosures required by this update and required under ASC 280. The Company adopted ASU 2023-07 for the annual period ended June 30, 2025. The adoption of this standard did not have a material impact to our results of operations, cash flows or financial condition.

In August 2020, the FASB issued ASU 2020-06, Debt – Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging – Contracts in Entity’s Own Equity (Subtopic 815 – 40), (“ASU 2020-06”). ASU 2020-06 simplifies the accounting for certain financial instruments with characteristics of liabilities and equity, including convertible instruments and contracts on an entity’s own equity. We adopted ASU 2020-06 on July 1, 2024. The adoption of ASU 2020-06 did not have a material impact on our consolidated financial statements and disclosures.

Recently Issued Accounting Standards

The Company is an “emerging growth company” (“EGC”) as defined in the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”). Under the JOBS Act, EGC can delay adopting new or revised accounting standards issued subsequent to the enactment of the JOBS Act until such time as those standards apply to private companies. As a result, the Company’s operating results and financial statements may not be comparable to the operating results and financial statements of other companies who have adopted the new or revised accounting standards.

On September 29, 2025, the FASB issued ASU 2025-07, “Derivatives and Hedging (“Topic 815”) and Revenue from Contracts with Customers (“Topic 606”)”, which (1) refines the scope of the guidance on derivatives in ASC 815 (“Issue 1”) and (2) clarifies the guidance on share-based payments from a customer in ASC 606 (“Issue 2”). The ASU is intended to address concerns about the application of derivative accounting to contracts that have features based on the operations or activities of one of the parties to the contract and to reduce diversity in the accounting for share-based payments in revenue contracts. ASU 2025-07 is effective for annual reporting periods beginning after December 15, 2026, including interim reporting periods within those annual reporting periods. Early adoption of the standard is permitted in an interim or annual reporting period for which financial statements have not been issued or made available for issuance. If an entity elects to early adopt the standard in an interim period, the entity must apply the standard as of the beginning of the fiscal year that includes the interim period. Further, an entity that elects to early adopt the ASU is required to early adopt the guidance for both Issue 1 and Issue 2 in the standard.

On July 30, 2025, the FASB issued ASU 2025-05 , “Financial Instruments — Credit Losses (Topic 326): Measurement of Credit Losses for Accounts Receivable and Contract Assets”, which amends ASC 326-20 to provide a practical expedient for all entities which elect a practical expedient that assumes that current conditions as of the balance sheet date do not change for the remaining life of the asset in developing reasonable and supportable forecasts as part of estimating expected credit losses, and an accounting policy election for all entities, other than a public business entity, that elect the practical expedient related to the estimation of expected credit losses for current accounts receivable and current contract assets that arise from transactions accounted for under ASC 606. Under ASU 2025-05, an entity is required to disclose whether it has elected to use the practical expedient and, if so, whether it has also applied the accounting policy election. An entity that makes the accounting policy election is required to disclose the date through which subsequent cash collections are evaluated. ASU 2025-05 is effective for annual reporting periods beginning after December 15, 2025, and interim reporting periods within those annual reporting periods, with early adoption permitted. Entities should apply the new guidance prospectively. The Company is currently evaluating these new disclosure requirements and does not expect the adoption to have a material impact.

In November 2024, the FASB issued ASU 2024-03, “Income Statement — Reporting Comprehensive Income (Subtopic 220-40): Disaggregation of Income Statement Expenses.” This pronouncement introduces new disclosure requirements aimed at enhancing transparency in financial reporting by requiring disaggregation of specific income statement expense captions. Under the new guidance, entities are required to disclose a breakdown of certain expense categories, such as: employee compensation; depreciation; amortization, and other material components. The disaggregated information can be presented either on the face of the income statement or in the notes to the financial statements, often using a tabular format. The ASU is effective for fiscal years beginning after December 15, 2026, and interim periods within those fiscal years. In January 2025, the FASB issued ASU 2025-01, “Income Statement – Comprehensive Income – Expense Disaggregation Disclosure (Subtopic 220-40): Clarifying the Effective Date.” This pronouncement revises the effective date of ASU 2024-03 and clarifies that all public business entities are required to adopt the guidance in annual reporting periods beginning after December 15, 2026, and interim periods within annual reporting periods beginning after December 15, 2027. Entities within the ASU’s scope are permitted to early adopt the accounting standard update. The Company is currently evaluating these new disclosure requirements and does not expect the adoption to have a material impact.

In December 2023, the FASB issued ASU 2023-09, which is an update to Topic 740, Income Taxes. The amendments in this update related to the rate reconciliation and income taxes paid disclosures improve the transparency of income tax disclosures by requiring (1) adding disclosures of pretax income (or loss) and income tax expense (or benefit) to be consistent with U.S. Securities and Exchange Commission (the “SEC”) Regulation S-X 210.4-08(h), Rules of General Application — General Notes to Financial Statements: Income Tax Expense, and (2) removing disclosures that no longer are considered cost beneficial or relevant. For public business entities, the amendments in this Update are effective for annual periods beginning after December 15, 2024. For entities other than public business entities, the amendments are effective for annual periods beginning after December 15, 2025. Early adoption is permitted for annual financial statements that have not yet been issued or made available for issuance. The amendments in this update should be applied on a prospective basis. Retrospective application is permitted. The Company is in the process of evaluating the impact of ASU 2023-09 on the consolidated financial statements.

In October 2023, the FASB issued ASU 2023-06, Disclosure Improvements — Codification Amendments in Response to SEC’s Disclosure Update and Simplification Initiative which amend the disclosure or presentation requirements of codification subtopic 230-10 Statement of Cash Flows — Overall, 250-10 Accounting Changes and Error Corrections — Overall, 260-10 Earnings Per Share — Overall, 270-10 Interim Reporting — Overall, 440-10 Commitments — Overall, 470-10 Debt — Overall, 505-10 Equity — Overall, 815-10 Derivatives and Hedging — Overall, 860-30 Transfers and Servicing — Secured Borrowing and Collateral, 932-235 Extractive Activities — Oil and Gas — Notes to Financial Statements, 946-20 Financial Services — Investment Companies — Investment Company Activities, and 974-10 Real Estate — Real Estate Investment Trusts — Overall. The amendments represent changes to clarify or improve disclosure and presentation requirements of the above subtopics. Many of the amendments allow users to more easily compare entities subject to the SEC’s existing disclosures with those entities that were not previously subject to the SEC’s requirements. Also, the amendments align the requirements in the codification with the SEC’s regulations. For entities subject to existing SEC disclosure requirements or those that must provide financial statements to the SEC for securities purposes without contractual transfer restrictions, the effective date aligns with the date when the SEC removes the related disclosure from Regulation S-X or Regulation S-K. Early adoption is not allowed. For all other entities, the amendments will be effective two years later from the date of the SEC’s removal. The Company is in the process of evaluating the impact of ASU 2023-06 on the consolidated financial statements.

In March 2024, the FASB issued ASU 2024-01, “Compensation - Stock Compensation (Topic 718) - Scope Application of Profits Interest and Similar Awards” (“ASU 2024-01”), which intends to improve clarity and operability without changing the existing guidance. ASU 2024-01 provides an illustrative example intended to demonstrate how entities that account for profits interest and similar awards would determine whether a profits interest award should be accounted for in accordance with Topic 718. Entities can apply the guidance either retrospectively to all prior periods presented in the financial statements or prospectively to profits interest and similar awards granted or modified on or after the date of adoption. ASU 2024-01 is effective for annual periods beginning after December 15, 2024, and interim periods within those annual periods. Early adoption is permitted for both interim and annual financial statements that have not yet been issued or made available for issuance. The Company is in the process of evaluating the impact of ASU 2023-06 on the consolidated financial statements.

Other accounting standards that have been issued by FASB that do not require adoption until a future date are not expected to have a material impact on the consolidated financial statements upon adoption. The Company does not believe other recently issued but not yet effective accounting standards, if currently adopted, would have a material effect on the consolidated balance sheets, consolidated statements of operations and comprehensive income (loss), and consolidated statements of cash flows.